FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08134

                         Eaton Vance Municipals Trust II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                    02109
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Name of Registrant) Eaton Vance Municipals Trust II

By (Signature and Title) /s/ Thomas J. Fetter, President

Date August 31, 2004

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

            Eaton Vance Florida Insured Municipals Fund, a series of
                         Eaton Vance Municipals Trust II
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                    02109
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: January 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Florida Insured Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Florida Insured Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 914840 and its file number is 811-8146.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Florida Insured Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #  PROPOSAL              PROPOSAL       PROPOSAL VOTE     FOR/AGAINST
                               TYPE                             MANAGEMENT

01       To consider and act   Mgmt           86.606% For       86.606% For
         upon a proposal to                    9.363% Against    9.363% Against
         change the Fund's                     3.971% Abstain    3.971% Abstain
         diversification
         status from
         diversified to
         nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Hawaii Municipals Fund, a series of
                         Eaton Vance Municipals Trust II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                    02109
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: January 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Hawaii Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Hawaii Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 914841 and its file number is 811-8144.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Hawaii Insured Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #  PROPOSAL              PROPOSAL    PROPOSAL VOTE      FOR/AGAINST
                               TYPE                           MANAGEMENT

01       To consider and act   Mgmt        72.096% For        72.096% For
         upon a proposal to                 9.097% Against     9.097% Against
         change the Fund's                 18.807% Abstain    18.807% Abstain
         diversification
         status from
         diversified to
         nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance High Yield Municipals Fund, a series of
                         Eaton Vance Municipals Trust II
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                    02109
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: January 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance High Yield Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of High Yield Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 945433 and its file number is 811-7289.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Kansas Municipals Fund, a series of
                         Eaton Vance Municipals Trust II
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

    255 State Street, Boston, Massachusetts,                    02109
    --------------------------------------------------------------------
    (Address of principal executive offices)                  (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: January 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Kansas Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Kansas Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 914839 and its file number is 811-8152.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Kansas Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #    PROPOSAL              PROPOSAL    PROPOSAL VOTE      FOR/AGAINST
                                 TYPE                           MANAGEMENT

01         To consider and act   Mgmt        85.742% For        85.742% For
           upon a proposal to                 7.355% Against     7.355% Against
           change the Fund's                  6.903% Abstain     6.903% Abstain
           diversification
           status from
           diversified to
           nondiversified.